Warrants (Details) - USD ($)				12 Months Ended
	Oct. 26, 2023	May 17, 2023	Nov. 04, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants (Details) [Line Items]
Average daily closing price			90.00%
Exercise price per share (in Dollars per share)				$ 11.5
Warrants issued				2,839,951
Financing expense (in Dollars)				$ 377,000
Warrants outstanding				6,100,000
Change of fair value (in Dollars)				$ 629,000
Ordinary Shares purchased		200,000		3,850,857
Warrant exercise price (in Dollars per share)				$ 629
Gross proceeds rate	7.50%
Ordinary shares percentage	1.00%
Exercise price per share (in Dollars per share)	$ 10.225
PA warrants (in Dollars)				$ 17,739,000
Weighted average exercise price (in Dollars per share)				$ 10.72
Remaining contractual lives				4 years 21 days
Class A Ordinary Shares [Member]
Warrants (Details) [Line Items]
Ordinary shares issued				160,000
Exercise price per share (in Dollars per share)				$ 16.5
Ordinary share purchased				1
Warrants outstanding				12,431,674
Purchased shares				9,574,077
Public Warrant [Member]
Warrants (Details) [Line Items]
Exercise price per share (in Dollars per share)				$ 11.5
Warrants outstanding				750,000
Purchased shares				1
Warrant price per share (in Dollars per share)				$ 0.01
Public Warrant [Member] | Class A Ordinary Shares [Member]
Warrants (Details) [Line Items]
Exercise price per share (in Dollars per share)				11.5
Private Warrant [Member]
Warrants (Details) [Line Items]
Exercise price per share (in Dollars per share)				$ 16.5
Warrants outstanding				350,000
Purchased shares				1
Change of fair value (in Dollars)				$ 629
Private Warrant [Member] | Class A Ordinary Shares [Member]
Warrants (Details) [Line Items]
Exercise price per share (in Dollars per share)				$ 11.5
Warrant issued in the Follow on Offering [Member]
Warrants (Details) [Line Items]
Warrant exercise price (in Dollars per share)				$ 9
FT Global Capital, Inc [Member]
Warrants (Details) [Line Items]
Warrants issued				25,672
GEM Warrant [Member]
Warrants (Details) [Line Items]
Ordinary shares issued			125,000,000
Equity interests outstanding				3.30%
Exercise price per share (in Dollars per share)				$ 11.5